Land use rights, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Land use rights, net
Land use rights, cost	¥ 11,926,369		¥ 11,907,443
Less: accumulated amortization	(1,444,679)		(1,166,035)
Less: accumulated impairment	(55,008)		(55,008)
Land use rights, net	10,426,682		10,686,400
Amortization expenses for land use rights	278,600	$ 39,845	270,063	¥ 217,323
2026	279,100
2027	279,100
2028	279,100
2029	279,100
2030	279,100
Impairment on land use rights	¥ 0		¥ 0	¥ 0